JPMorgan SmartRetirement Blend 2040 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2040 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,366
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,065
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	181
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	766
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	248
Expense Example, with Redemption, 10 Years	583
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	192
Expense Example, with Redemption, 10 Years	$ 460